CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) (Parenthetical) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Total revenues		¥ 978,773	$ 139,963	¥ 1,006,071	¥ 1,069,413
Cost of promotion and acquisition		590,199	84,397	573,146	729,120
Cost of operation		63,418	9,069	64,911	66,874
Research and development expenses		72,530	10,372	77,938	94,717
Recommendation services
Total revenues		801,186	114,568	698,056	744,427
Digital intelligence as a service
Total revenues	[1]	81,505	$ 11,655	85,039	86,108
Related Party
Cost of promotion and acquisition		9,617		4,903	368
Cost of operation		1,082		549	1,069
Research and development expenses		843		225	548
Related Party | Recommendation services
Total revenues		10,435		4,916	1,134
Related Party | Digital intelligence as a service
Total revenues		¥ 341		¥ 263	¥ 2,136

[1]	Starting from the first half of 2024, the Company updated the description of its revenue stream “big data and system-based risk management services” to “digital intelligence as a service” to provide more relevant and clear information. It also updated the revenue description in comparative periods to conform to the current classification.